Net Income Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Vested units	426,104	247,933
Non-vested units	178,170	0
Share-Based Payment Arrangement [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Vested units	247,934	247,933	249,902
Antidilutive units	247,934	495,867	745,769
Non-vested units	247,934	495,867	745,769